Significant Subsidiaries - Summary List of Significant Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2024
CIBC Caribbean Bank Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
CIBC Caribbean Bank and Trust Company (Cayman) Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
CIBC Fund Administration Services (Asia) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
CIBC Caribbean Bank (Bahamas) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	87.30%
Sentry Insurance Brokers Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	87.30%
CIBC Caribbean Bank (Barbados) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
CIBC Caribbean Bank (Cayman) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
FirstCaribbean International Finance Corporation (Netherlands Antilles) N.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
FirstCaribbean International Bank (Curacao) N.V. [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
CIBC Caribbean Bank (Jamaica) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
CIBC Caribbean Bank (Trinidad and Tobago) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
CIBC Caribbean Trust Company (Bahamas) Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%
CIBC Caribbean Wealth Management Bank (Barbados) Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership in subsidiary	91.70%